Inventories - Summary of Inventories (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 5,314,450	$ 7,920,190
Work in progress		1,016,916
Finished goods	7,360,850	7,974,690
Supplies and spare parts	330,774	147,610
Inventory	$ 13,006,074	$ 17,059,406